Trade Accounts Receivable (Tables)	9 Months Ended
Sep. 30, 2024
Trade Accounts Receivable [Abstract]
Schedule of Trade Accounts Receivable
	September 30, 2024	December 31, 2023
Current receivables
Domestic sales	1,901,136	1,920,310
Foreign sales	939,025	852,566
Subtotal	2,840,161	2,772,876
Overdue receivables:
From 1 to 30 days	404,000	397,753
From 31 to 60 days	50,629	93,175
From 61 to 90 days	24,326	29,490
Above 90 days	166,670	188,300
Expected credit losses	(89,133)	(84,913)
Present value adjustment	(4,617)	(5,825)
Subtotal	551,875	617,980
Trade accounts receivable, net	3,392,036	3,390,856

Schedule of Changes in Expected Credit Losses	Changes in expected credit losses:
	September 30, 2024	September 30, 2023
Balance at the beginning of the period	(84,913)	(82,636)
Additions	(13,460)	(9,740)
Write-offs/Reversals	8,488	9,711
Exchange rate variation	752	(997)
Balance at the end of the period	(89,133)	(83,662)